Additional Information - Condensed Financial Statements of the Company - Condensed Balance Sheets (Parenthetical) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013	Sep. 06, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Balance Sheet Statements, Captions [Line Items]
Convertible preferred shares, par value		$ 0.0125
Ordinary Shares, par value	$ 0.0125	$ 0.0125	$ 0.0125	$ 0.0125
Ordinary Shares, authorized	26,804,639		26,804,639	26,804,639
Ordinary Shares, issued	4,660,025		4,403,859	4,293,639
Ordinary Shares, outstanding	4,660,025		4,403,859	4,293,639
Series A Convertible Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Convertible preferred shares, par value	$ 0.0125		$ 0.0125	$ 0.0125
Convertible preferred shares, shares authorized	4,800,000		4,800,000	4,800,000
Convertible preferred shares, shares issued	4,800,000		4,800,000	4,800,000
Convertible Preferred Shares, Shares Outstanding	4,800,000		4,800,000	4,800,000
Convertible preferred shares, liquidation value	$ 6,000		$ 6,000	$ 6,000
Series B Convertible Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Convertible preferred shares, par value	$ 0.0125		$ 0.0125	$ 0.0125
Convertible preferred shares, shares authorized	4,681,416		4,681,416	4,681,416
Convertible preferred shares, shares issued	4,255,843		4,255,843	4,255,843
Convertible Preferred Shares, Shares Outstanding	4,255,843		4,255,843	4,255,843
Convertible preferred shares, liquidation value	13,092		13,092	13,092
Series B-1 Convertible Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Convertible preferred shares, par value	$ 0.0125		$ 0.0125	$ 0.0125
Convertible preferred shares, shares authorized	4,551,709		4,551,709	4,551,709
Convertible preferred shares, shares issued	4,049,276		4,049,276	4,049,276
Convertible Preferred Shares, Shares Outstanding	4,049,276		4,049,276	4,049,276
Convertible preferred shares, liquidation value	16,191		16,191	16,191
Series B-2 Convertible Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Convertible preferred shares, par value	$ 0.0125		$ 0.0125	$ 0.0125
Convertible preferred shares, shares authorized	3,571,514		3,571,514	3,571,514
Convertible preferred shares, shares issued	2,839,409		2,839,409	2,839,409
Convertible Preferred Shares, Shares Outstanding	2,839,409		2,839,409	2,839,409
Convertible preferred shares, liquidation value	7,947		7,947	7,947
Montage Technology Group Limited [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary Shares, par value			$ 0.0125	$ 0.0125
Ordinary Shares, authorized			26,804,639	26,804,639
Ordinary Shares, issued			4,403,859	4,293,639
Ordinary Shares, outstanding			4,403,859	4,293,639
Montage Technology Group Limited [Member] | Series A Convertible Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Convertible preferred shares, par value			$ 0.0125	$ 0.0125
Convertible preferred shares, shares authorized			4,800,000	4,800,000
Convertible preferred shares, shares issued			4,800,000	4,800,000
Convertible Preferred Shares, Shares Outstanding			4,800,000	4,800,000
Convertible preferred shares, liquidation value			6,000	6,000
Montage Technology Group Limited [Member] | Series B Convertible Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Convertible preferred shares, par value			$ 0.0125	$ 0.0125
Convertible preferred shares, shares authorized			4,681,416	4,681,416
Convertible preferred shares, shares issued			4,255,843	4,255,843
Convertible Preferred Shares, Shares Outstanding			4,255,843	4,255,843
Convertible preferred shares, liquidation value			13,092	13,092
Montage Technology Group Limited [Member] | Series B-1 Convertible Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Convertible preferred shares, par value			$ 0.0125	$ 0.0125
Convertible preferred shares, shares authorized			4,551,709	4,551,709
Convertible preferred shares, shares issued			4,049,276	4,049,276
Convertible Preferred Shares, Shares Outstanding			4,049,276	4,049,276
Convertible preferred shares, liquidation value			16,191	16,191
Montage Technology Group Limited [Member] | Series B-2 Convertible Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Convertible preferred shares, par value			$ 0.0125	$ 0.0125
Convertible preferred shares, shares authorized			3,571,514	3,571,514
Convertible preferred shares, shares issued			2,839,409	2,839,409
Convertible Preferred Shares, Shares Outstanding			2,839,409	2,839,409
Convertible preferred shares, liquidation value			$ 7,947	$ 7,947